Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss from operations before tax	$ (3,934)	$ (67,798)	$ (47,148)
Gain from discontinued operations			122
(Loss)/Income before tax	$ (3,934)	$ (67,798)	$ (47,026)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery at statutory tax rate	$ (1,062)	$ (18,305)	$ (12,697)
Items not taxable for income tax purposes	(6,172)	0	0
Effect of lower tax rate in foreign jurisdiction	640	3,241	2,417
Change in unrecognized deferred tax assets and other	6,594	15,064	10,280
Total tax expense (income)	$ 0	$ 0	$ 0